Property, Plant and Equipment - Components (Details) - HKD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment:
Property, plant and equipment, gross		$ 2,166
Disposed due to disposal of a subsidiary		(2,166)
Property, Plant and Equipment, Gross after disposed due to disposal of a subsidary	$ 0	0
Accumulated depreciation		(1,874)
Accumulated depreciation, disposed due to disposal of a subsidiary		1,874
Accumulated depreciation after considering disposed due to disposal of a subsidiary	0	0
Property, plant and equipment, net	$ 0	0
Motor vehicles
Property, plant and equipment:
Property, plant and equipment, gross		1,814
Accumulated depreciation		(1,814)
Computer equipment
Property, plant and equipment:
Property, plant and equipment, gross		9
Accumulated depreciation		(3)
Furniture & office equipment
Property, plant and equipment:
Property, plant and equipment, gross		144
Accumulated depreciation		(24)
Fixtures & Fittings
Property, plant and equipment:
Property, plant and equipment, gross		199
Accumulated depreciation		$ (33)